Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Assets
Beginning balance, financial assets		£ 18,574,000,000
Ending balance, financial assets		14,361,000,000	£ 18,574,000,000
Liabilities
Beginning balance, financial liabilities		(5,026,000,000)
Ending balance, financial liabilities		(4,351,000,000)	(5,026,000,000)
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		13,548,000,000	9,470,000,000
Purchases, fair value measurement, assets (liabilities) net		8,160,000,000	13,003,000,000
Sales, fair value measurement, assets (liabilities) net		(8,951,000,000)	(9,534,000,000)
Issues, fair value measurement, assets (liabilities) net		(42,000,000)	(4,000,000)
Settlements, fair value measurement, assets (liabilities) net		(2,089,000,000)	(282,000,000)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		59,000,000	(1,000,000)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		337,000,000	685,000,000
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(1,298,000,000)	7,000,000
Ending balance, Assets (liabilities) net		10,010,000,000	13,548,000,000
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		41,000,000	19,000,000
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		245,000,000	199,000,000
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1]	472,000,000	137,000,000
Purchases, fair value measurement, assets (liabilities) net	[1]	(364,000,000)	67,000,000
Sales, fair value measurement, assets (liabilities) net	[1]	(32,000,000)	(568,000,000)
Issues, fair value measurement, assets (liabilities) net	[1]	0	0
Settlements, fair value measurement, assets (liabilities) net	[1]	(755,000,000)	300,000,000
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[1]	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[1]	(255,000,000)	51,000,000
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[1]	424,000,000	516,000,000
Ending balance, Assets (liabilities) net	[1]	(834,000,000)	472,000,000
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	(324,000,000)	(32,000,000)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	0	1,000,000
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		9,000,000	116,000,000
Purchases, fair value measurement, assets		5,000,000	9,000,000
Sales, fair value measurement, assets		0	(115,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Ending balance, financial assets		13,000,000	9,000,000
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(1,000,000)	(1,000,000)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(3,000,000)	(4,000,000)
Purchases, fair value measurement, liabilities		0	0
Sales, fair value measurement, liabilities		0	0
Issues, fair value measurement, liabilities		0	0
Settlements, fair value measurement, liabilities		0	0
Total gains or losses recognised in OCI, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		0	0
Transfers out of Level 3 of fair value hierarchy, liabilities		3,000,000	4,000,000
Ending balance, financial liabilities		0	(3,000,000)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0	(3,000,000)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0	0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(280,000,000)	(480,000,000)
Purchases, fair value measurement, liabilities		(179,000,000)	0
Sales, fair value measurement, liabilities		10,000,000	0
Issues, fair value measurement, liabilities		(42,000,000)	(4,000,000)
Settlements, fair value measurement, liabilities		41,000,000	18,000,000
Total gains or losses recognised in OCI, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		(27,000,000)	(225,000,000)
Transfers out of Level 3 of fair value hierarchy, liabilities		50,000,000	388,000,000
Ending balance, financial liabilities		(362,000,000)	(280,000,000)
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		67,000,000	33,000,000
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		(2,000,000)	(10,000,000)
Asset-backed loans [member]
Assets
Beginning balance, financial assets		688,000,000
Ending balance, financial assets		756,000,000	688,000,000
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0	0
Interest rate derivatives [member]
Assets
Beginning balance, financial assets		2,478,000,000
Ending balance, financial assets		605,000,000	2,478,000,000
Liabilities
Beginning balance, financial liabilities		(2,456,000,000)
Ending balance, financial liabilities		(812,000,000)	(2,456,000,000)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1]	22,000,000	(150,000,000)
Purchases, fair value measurement, assets (liabilities) net	[1]	(9,000,000)	1,000,000
Sales, fair value measurement, assets (liabilities) net	[1]	0	(1,000,000)
Issues, fair value measurement, assets (liabilities) net	[1]	0	0
Settlements, fair value measurement, assets (liabilities) net	[1]	88,000,000	196,000,000
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[1]	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[1]	(177,000,000)	(71,000,000)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[1]	(38,000,000)	72,000,000
Ending balance, Assets (liabilities) net	[1]	(206,000,000)	22,000,000
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	(92,000,000)	(25,000,000)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	0	0
Foreign exchange derivatives [member]
Assets
Beginning balance, financial assets		192,000,000
Ending balance, financial assets		291,000,000	192,000,000
Liabilities
Beginning balance, financial liabilities		(185,000,000)
Ending balance, financial liabilities		(298,000,000)	(185,000,000)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1]	7,000,000	37,000,000
Purchases, fair value measurement, assets (liabilities) net	[1]	0	0
Sales, fair value measurement, assets (liabilities) net	[1]	0	0
Issues, fair value measurement, assets (liabilities) net	[1]	0	0
Settlements, fair value measurement, assets (liabilities) net	[1]	25,000,000	(9,000,000)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[1]	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[1]	(32,000,000)	(13,000,000)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[1]	5,000,000	(13,000,000)
Ending balance, Assets (liabilities) net	[1]	(7,000,000)	7,000,000
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	(12,000,000)	5,000,000
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	0	0
Credit derivatives [member]
Assets
Beginning balance, financial assets		1,381,000,000
Ending balance, financial assets		539,000,000	1,381,000,000
Liabilities
Beginning balance, financial liabilities		(331,000,000)
Ending balance, financial liabilities		(342,000,000)	(331,000,000)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1]	1,050,000,000	1,146,000,000
Purchases, fair value measurement, assets (liabilities) net	[1]	(59,000,000)	(6,000,000)
Sales, fair value measurement, assets (liabilities) net	[1]	3,000,000	3,000,000
Issues, fair value measurement, assets (liabilities) net	[1]	0	0
Settlements, fair value measurement, assets (liabilities) net	[1]	(866,000,000)	(12,000,000)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[1]	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[1]	(9,000,000)	7,000,000
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[1]	3,000,000	(3,000,000)
Ending balance, Assets (liabilities) net	[1]	198,000,000	1,050,000,000
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	76,000,000	(85,000,000)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	0	0
Equity derivatives [member]
Assets
Beginning balance, financial assets		1,136,000,000
Ending balance, financial assets		1,711,000,000	1,136,000,000
Liabilities
Beginning balance, financial liabilities		(1,743,000,000)
Ending balance, financial liabilities		(2,528,000,000)	(1,743,000,000)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1]	(607,000,000)	(896,000,000)
Purchases, fair value measurement, assets (liabilities) net	[1]	(296,000,000)	72,000,000
Sales, fair value measurement, assets (liabilities) net	[1]	(35,000,000)	(570,000,000)
Issues, fair value measurement, assets (liabilities) net	[1]	0	0
Settlements, fair value measurement, assets (liabilities) net	[1]	(2,000,000)	125,000,000
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[1]	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[1]	(37,000,000)	128,000,000
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[1]	454,000,000	460,000,000
Ending balance, Assets (liabilities) net	[1]	(819,000,000)	(607,000,000)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	(296,000,000)	73,000,000
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[1]	0	1,000,000
Commodity derivatives [member]
Assets
Beginning balance, financial assets		28,000,000
Ending balance, financial assets		9,000,000	28,000,000
Liabilities
Beginning balance, financial liabilities		(28,000,000)
Ending balance, financial liabilities		(9,000,000)	(28,000,000)
Corporate debt [member]
Assets
Beginning balance, financial assets		456,000,000
Ending balance, financial assets		521,000,000	456,000,000
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0	0
Non-asset-backed loans [member]
Assets
Beginning balance, financial assets		8,304,000,000
Ending balance, financial assets		6,811,000,000	8,304,000,000
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0	0
Private equity investments [member]
Assets
Beginning balance, financial assets		1,071,000,000
Ending balance, financial assets		899,000,000	1,071,000,000
Liabilities
Beginning balance, financial liabilities		(19,000,000)
Ending balance, financial liabilities		(19,000,000)	(19,000,000)
Equity cash products [member]
Assets
Beginning balance, financial assets		698,000,000
Ending balance, financial assets		1,228,000,000	698,000,000
Liabilities
Beginning balance, financial liabilities		(3,000,000)
Ending balance, financial liabilities		0	(3,000,000)
Other [member]
Assets
Beginning balance, financial assets	[2]	1,374,000,000
Ending balance, financial assets	[2]	991,000,000	1,374,000,000
Liabilities
Beginning balance, financial liabilities	[2]	(261,000,000)
Ending balance, financial liabilities	[2]	(176,000,000)	(261,000,000)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		3,613,000,000	1,977,000,000
Purchases, fair value measurement, assets		2,234,000,000	5,863,000,000
Sales, fair value measurement, assets		(3,057,000,000)	(3,800,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(446,000,000)	(45,000,000)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		554,000,000	420,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(574,000,000)	(742,000,000)
Ending balance, financial assets		2,264,000,000	3,613,000,000
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(60,000,000)	(60,000,000)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		664,000,000	627,000,000
Purchases, fair value measurement, assets		202,000,000	205,000,000
Sales, fair value measurement, assets		(166,000,000)	(168,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	(2,000,000)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		16,000,000	58,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(30,000,000)	(35,000,000)
Ending balance, financial assets		656,000,000	664,000,000
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(30,000,000)	(21,000,000)
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		388,000,000	871,000,000
Purchases, fair value measurement, assets		126,000,000	108,000,000
Sales, fair value measurement, assets		(52,000,000)	(88,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(311,000,000)	(23,000,000)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		45,000,000	39,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(77,000,000)	(528,000,000)
Ending balance, financial assets		120,000,000	388,000,000
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		1,000,000	9,000,000
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		2,263,000,000	166,000,000
Purchases, fair value measurement, assets		1,844,000,000	5,514,000,000
Sales, fair value measurement, assets		(2,799,000,000)	(3,480,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(134,000,000)	0
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		200,000,000	71,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(424,000,000)	(8,000,000)
Ending balance, financial assets		974,000,000	2,263,000,000
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		24,000,000	0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		136,000,000	68,000,000
Purchases, fair value measurement, assets		62,000,000	18,000,000
Sales, fair value measurement, assets		(40,000,000)	(9,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		293,000,000	107,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(28,000,000)	(32,000,000)
Ending balance, financial assets		392,000,000	136,000,000
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(31,000,000)	(16,000,000)
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		162,000,000	245,000,000
Purchases, fair value measurement, assets		0	18,000,000
Sales, fair value measurement, assets		0	(55,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(1,000,000)	(20,000,000)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	145,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(15,000,000)	(139,000,000)
Ending balance, financial assets		122,000,000	162,000,000
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(24,000,000)	(32,000,000)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		9,382,000,000	7,519,000,000
Purchases, fair value measurement, assets		6,065,000,000	7,064,000,000
Sales, fair value measurement, assets		(5,841,000,000)	(5,035,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(794,000,000)	(555,000,000)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		65,000,000	125,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(983,000,000)	(26,000,000)
Ending balance, financial assets		8,500,000,000	9,382,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		358,000,000	81,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		248,000,000	209,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		5,688,000,000	6,073,000,000
Purchases, fair value measurement, assets		235,000,000	74,000,000
Sales, fair value measurement, assets		0	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(755,000,000)	(508,000,000)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		(16,000,000)	0
Ending balance, financial assets		5,494,000,000	5,688,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		343,000,000	49,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(1,000,000)	0
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		1,071,000,000	1,071,000,000
Purchases, fair value measurement, assets		45,000,000	45,000,000
Sales, fair value measurement, assets		(121,000,000)	(121,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(28,000,000)	(28,000,000)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		41,000,000	125,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(163,000,000)	(26,000,000)
Ending balance, financial assets		900,000,000	1,071,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	2,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		55,000,000	117,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		559,000,000	559,000,000
Purchases, fair value measurement, assets		66,000,000	66,000,000
Sales, fair value measurement, assets		0	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(2,000,000)	(2,000,000)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Ending balance, financial assets		835,000,000	559,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		3,000,000	1,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		209,000,000	74,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		2,064,000,000	360,000,000
Purchases, fair value measurement, assets		5,719,000,000	6,624,000,000
Sales, fair value measurement, assets		(5,720,000,000)	(4,920,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(9,000,000)	(47,000,000)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		24,000,000	0
Transfers out of Level 3 of fair value hierarchy, assets		(804,000,000)	0
Ending balance, financial assets		1,271,000,000	2,064,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		12,000,000	29,000,000
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(15,000,000)	18,000,000
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		355,000,000	205,000,000
Purchases, fair value measurement, assets		399,000,000	0
Sales, fair value measurement, assets		(31,000,000)	(16,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(135,000,000)	0
Total gains or losses recognised in OCI, assets		59,000,000	(1,000,000)
Transfers into Level 3 of fair value hierarchy, assets		0	314,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(218,000,000)	(147,000,000)
Ending balance, financial assets		429,000,000	355,000,000
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		0
Purchases, fair value measurement, assets		116,000,000
Sales, fair value measurement, assets		(30,000,000)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		86,000,000	0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		0
Purchases, fair value measurement, assets		283,000,000
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		60,000,000
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		343,000,000	0
Financial assets at fair value through other comprehensive income [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		0	129,000,000
Purchases, fair value measurement, assets			0
Sales, fair value measurement, assets			0
Issues, fair value measurement, assets			0
Settlements, fair value measurement, assets			0
Total gains or losses recognised in OCI, assets			0
Transfers into Level 3 of fair value hierarchy, assets			0
Transfers out of Level 3 of fair value hierarchy, assets			(129,000,000)
Ending balance, financial assets			0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		2,000,000	36,000,000
Purchases, fair value measurement, assets		0	0
Sales, fair value measurement, assets		(1,000,000)	(16,000,000)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		(1,000,000)	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	(18,000,000)
Ending balance, financial assets		0	2,000,000
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		353,000,000	40,000,000
Purchases, fair value measurement, assets		0	0
Sales, fair value measurement, assets		0	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(135,000,000)	0
Total gains or losses recognised in OCI, assets		0	(1,000,000)
Transfers into Level 3 of fair value hierarchy, assets		0	314,000,000
Transfers out of Level 3 of fair value hierarchy, assets		(218,000,000)	0
Ending balance, financial assets		0	353,000,000
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		£ 0	£ 0

[1]

The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £ 3,155 m ( 2018 : £5,215m) and derivative financial liabilities are £3,989 m ( 2018 : £4,743 m ) .

[2]	Other includes commercial real estate loans, funds and fund-linked products, issued debt, government sponsored debt and investment property